UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

QS LEGG MASON

DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio for the six-month reporting period ended June 30, 2014. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

Special shareholder notice

Effective June 30, 2014, the Portfolio previously known as Legg Mason Dynamic Multi-Strategy VIT Portfolio was renamed QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. Additionally, at this time, the name of the Portfolio’s subadviser Legg Mason Global Asset Allocation, LLC changed to QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”). There is no change in the Portfolio’s investment objective as a result of these name changes.

Effective May 30, 2014, QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the Portfolio. Mr. Lin has been a portfolio manager for the Portfolio since its inception in 2011. Mr. Picciochi and Ms. Tesler have been portfolio managers for the Portfolio since May 30, 2014. Mr. Lin serves as a Portfolio Manager of QS LMGAA and assists the Portfolio’s portfolio management team with the execution of the Dynamic Risk Management strategy. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. Ms. Tesler serves as a Portfolio Manager of QS LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. For more information regarding these changes, please see the Portfolio’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is

II	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	III

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus

IV	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

-0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	V

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were brief periods of volatility, the U.S. stock market generated strong results during the reporting period. A number of macro issues, including some weak global economic data and geopolitical concerns caused the market to decline in January 2014. However, the setback was only temporary, as stocks rallied sharply in February given generally solid corporate profits and robust investor demand. The market was highly resilient and posted positive returns from March through June 2014. All told, for the six months ended June 30, 2014, the S&P 500 Indexvi gained 7.14%. The S&P 500 Index has now tripled since its low in 2009.

VI	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns during the six months ended June 30, 2014, with the Russell Midcap Indexvii returning 8.67%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexviii, returned 7.27% and small-cap stocks, as measured by the Russell 2000 Indexix, rose 3.19%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 5.98% and 7.95%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. International developed country stock markets, as measured by the MSCI EAFE Indexxii posted a positive return but underperformed the S&P 500 Index during the six months ended June 30, 2014, gaining 4.78%. Emerging market equities, as measured by the MSCI Emerging Markets Indexxiii returned 6.14% over the same period. Emerging market equities were initially weak due to concerns about global growth and, more specifically, China’s ability to orchestrate a “soft landing” for its economy. However, investor sentiment for these stocks later improved, triggering a sharp rally.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 3.93% during the six months ended June 30, 2014.

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class was volatile but generated extremely strong results during the six months ended June 30, 2014. The asset class weakened in January 2014, given renewed

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	VII

Investment commentary (cont’d)

concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi gained 9.10% during the six months ended June 30, 2014.

Performance review

For the six months ended June 30, 2014, Class I shares of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio1 returned 5.93%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Composite Indexxviii returned 3.93%, 6.94% and 6.02%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 5.24% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
6 Months
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[1]:
Class I	5.93%
Class II	5.78%
Barclays U.S. Aggregate Index	3.93%
Russell 3000 Index	6.94%
Composite Index	6.02%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	5.24%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class I and Class II shares were 1.22% and 1.50%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.10% for Class I shares and 1.35% for Class II shares. These

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 315 funds in the Portfolio’s Lipper category.

VIII	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	IX

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Barclays Global Aggregate ex-USD Index and 15% Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets.

X	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Portfolio at a glance (unaudited)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2014

As a Percentage of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.9 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
14.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
13.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
13.9 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
13.9 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-backed Securities Energy
9.0 The Royce Fund — Royce Heritage Fund, Investment Class Shares	Industrials Information Technology Financials Materials Consumer Discretionary
8.9 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Health Care Consumer Discretionary Industrials Consumer Staples
1.2 iShares Trust — iShares Russell 1000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	1

Portfolio at a glance (unaudited) (cont’d)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2014

% of Total Long-Term Investments	Top 5 Sectors
1.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.0 iShares Trust — iShares International Treasury Bond Fund	Japan Italy France Germany United Kingdom
1.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
1.0 iShares Trust — iShares Intermediate Credit Bond Fund	Industrials Financial Institutions Supranational Agencies Utility
1.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
0.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Health Care Producer Durables Consumer Staples
0.5 Purchased Options

†	Subject to change at any time.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[4]
Class I	5.93%	$1,000.00	$1,059.30	0.38%	$1.94	Class I	5.00%	$1,000.00	$1,022.91	0.38%	$1.91
Class II	5.78	1,000.00	1,057.80	0.63	3.21	Class II	5.00	1,000.00	1,021.67	0.63	3.16

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	3

Portfolio expenses (unaudited) (cont’d)

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2014

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description		Shares	Value
Investments In Underlying Funds — 98.7%
iShares Trust:
iShares Intermediate Credit Bond Fund		118,916	$13,102,165
iShares International Treasury Bond Fund		124,599	13,115,291
iShares MSCI EAFE Index Fund		191,805	13,113,708
iShares Russell 1000 Growth Index Fund		115,429	10,495,959
iShares Russell 1000 Index Fund		142,553	15,696,511
iShares Russell 1000 Value Index Fund		129,315	13,095,730
iShares Russell 2000 Index Fund		111,515	13,249,097
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		9,099,888	183,544,739	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		15,893,563	183,252,786	(a)
QS Batterymarch International Equity Fund, Class IS Shares		7,562,606	118,052,282	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		833,240	184,687,718	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		14,994,198	249,353,511	(a)
The Royce Fund — Royce Heritage Fund, Investment Class Shares		7,102,335	118,893,089	(a)
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares		16,473,476	183,185,048	(a)
Total Investments in Underlying Funds (Cost — $1,163,948,103)			1,312,837,634

	Expiration Date	Contracts
Purchased Options — 0.5%
S&P 500 Index, Put @ 1,500.00	6/19/15	114	235,980
S&P 500 Index, Put @ 1,525.00	6/19/15	256	586,240
S&P 500 Index, Put @ 1,550.00	6/19/15	178	452,120
S&P 500 Index, Put @ 1,550.00	12/19/15	16	72,800
S&P 500 Index, Put @ 1,575.00	6/19/15	308	865,480
S&P 500 Index, Put @ 1,600.00	6/19/15	228	684,000
S&P 500 Index, Put @ 1,600.00	12/19/15	82	439,520
S&P 500 Index, Put @ 1,625.00	6/19/15	279	968,130
S&P 500 Index, Put @ 1,625.00	12/19/15	10	57,550
S&P 500 Index, Put @ 1,650.00	6/19/15	238	882,742
S&P 500 Index, Put @ 1,650.00	12/19/15	79	494,540
S&P 500 Index, Put @ 1,675.00	6/19/15	9	63,297

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description		Expiration Date	Contracts	Value
Purchased Options — continued
S&P 500 Index, Put @ 1,700.00		12/19/15	46	$339,480
S&P 500 Index, Put @ 1,725.00		6/19/15	6	49,098
Total Purchased Options (Cost — 11,252,037)				6,190,977
Total Investments before Short-Term Investments (Cost — $1,175,200,140)				1,319,028,611

	Rate	Maturity Date	Face Amount
Short-term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity — $4,245,360 (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42 Market value —$4,330,268)	0.050%	7/1/14	$4,245,354	4,245,354
Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $491,647 (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value —$506,396)	0.050%	7/1/14	491,646	491,646
Total Short-Term Investments (Cost — $4,737,000)				4,737,000
Total Investments — 99.5% (Cost — $1,179,937,140#)				1,323,765,611
Other Assets in Excess of Liabilities — 0.5%				6,452,985
Total Net Assets — 100.0%				$1,330,218,596

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments in affiliated Underlying Funds, at cost	$1,082,717,860
Investments in unaffiliated Underlying Funds and investments, at cost	97,219,280
Investments in affiliated Underlying Funds at value	1,220,969,173
Investments in unaffiliated Underlying Funds and investments, at value	102,796,438
Cash	2,955
Receivable for Portfolio shares sold	7,249,879
Dividends and interest receivable	311,878
Prepaid expenses	1,435
Total Assets	1,331,331,758

Liabilities:
Payable for Portfolio shares repurchased	437,853
Investment management fee payable	375,444
Payable for unaffiliated Underlying Funds purchased	259,944
Service and/or distribution fees payable	11,127
Accrued expenses	28,794
Total Liabilities	1,113,162
Total Net Assets	$1,330,218,596

Net Assets:
Par value (Note 7)	$1,008
Paid-in capital in excess of par value	1,192,025,329
Undistributed net investment income	2,969,939
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(8,606,151)
Net unrealized appreciation on Underlying Funds and investments	143,828,471
Total Net Assets	$1,330,218,596

Shares Outstanding:
Class I	96,624,878
Class II	4,158,770

Net Asset Value:
Class I	$13.20
Class II	$13.15

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Income distributions from affiliated Underlying Funds	$4,628,698
Income distributions from unaffiliated Underlying Funds	669,138
Interest	843
Total Investment Income	5,298,679

Expenses:
Investment management fee (Note 2)	2,590,712
Legal fees	127,259
Service and/or distribution fees (Notes 2 and 5)	63,631
Fund accounting fees	54,766
Trustees’ fees	38,308
Shareholder reports	28,122
Audit and tax	14,513
Custody fees	12,878
Transfer agent fees (Note 5)	6,218
Insurance	4,187
Miscellaneous expenses	1,378
Total Expenses	2,941,972
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(676,387)
Net Expenses	2,265,585
Net Investment Income	3,033,094

Realized and Unrealized Gain (Loss) on Underlying Funds and Investments (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	149,762
Investment transactions	(7,012,636)
Net Realized Loss	(6,862,874)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	70,593,102
Unaffiliated Underlying Funds and Investments	4,210,096
Change in Net Unrealized Appreciation (Depreciation)	74,803,198
Net Gain on Underlying Funds and Investments	67,940,324
Increase in Net Assets From Operations	$70,973,418

See Notes to Financial Statements.

8	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$3,033,094	$5,943,907
Net realized gain (loss)	(6,862,874)	16,952,967
Change in net unrealized appreciation (depreciation)	74,803,198	64,883,791
Increase in Net Assets from Operations	70,973,418	87,780,665

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(250,038)	(9,125,055)
Net realized gains	(14,960,781)	(669,155)
Decrease in Net Assets from Distributions to Shareholders	(15,210,819)	(9,794,210)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	286,585,663	812,353,390
Reinvestment of distributions	15,210,819	9,794,210
Cost of shares repurchased	(59,739,174)	(78,996,098)
Increase in Net Assets from Portfolio Share Transactions	242,057,308	743,151,502
Increase in Net Assets	297,819,907	821,137,957

Net Assets:
Beginning of period	1,032,398,689	211,260,732
End of period*	$1,330,218,596	$1,032,398,689
* Includes undistributed net investment income of:	$2,969,939	$186,883

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]		2013	2012		2011[3]

Net asset value, beginning of period	$12.61		$10.77	$9.87		$10.00

Income (loss) from operations:
Net investment income	0.03		0.15	0.33	[4]	0.12	[4]
Net realized and unrealized gain (loss)	0.71		1.83	0.71		(0.13)
Total income (loss) from operations	0.74		1.98	1.04		(0.01)

Less distributions from:
Net investment income	(0.00)	[5]	(0.12)	(0.14)		(0.12)
Net realized gains	(0.15)		(0.02)	(0.00)	[5]	—
Total distributions	(0.15)		(0.14)	(0.14)		(0.12)

Net asset value, end of period	$13.20		$12.61	$10.77		$9.87
Total return[6]	5.93%		18.37%	10.56%		(0.12)%

Net assets, end of period (000s)	$1,275,514		$986,544	$198,555		$3,895

Ratios to average net assets:
Gross expenses[7]	0.50%[8]		0.51%	0.82%		15.88%[8]
Net expenses[7,9,10,11]	0.38	[8]	0.38	0.40		0.44	[8]
Net investment income	0.54	[8]	1.22	3.14	[4]	13.38	[4,8]

Portfolio turnover rate	0%[12]		3%	35%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Amount represents less than 1%.

See Notes to Financial Statements.

10	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2014[2]		2013	2012		2011[3]

Net asset value, beginning of period	$12.58		$10.75	$9.87		$10.00

Income (loss) from operations:
Net investment income	0.02		0.09	0.49	[4]	0.11	[4]
Net realized and unrealized gain (loss)	0.70		1.86	0.52		(0.13)
Total income (loss) from operations	0.72		1.95	1.01		(0.02)

Less distributions from:
Net investment income	(0.00)	[5]	(0.10)	(0.13)		(0.11)
Net realized gains	(0.15)		(0.02)	(0.00)	[5]	—
Total distributions	(0.15)		(0.12)	(0.13)		(0.11)

Net asset value, end of period	$13.15		$12.58	$10.75		$9.87
Total return[6]	5.78%		18.12%	10.29%		(0.16)%

Net assets, end of period (000s)	$54,705		$45,855	$12,706		$100

Ratios to average net assets:
Gross expenses[7]	0.76%[8]		0.79%	1.03%		16.27%[8]
Net expenses[7,9,10,11]	0.63	[8]	0.63	0.59		0.69	[8]
Net investment income	0.28	[8]	0.73	4.61	[4]	13.13	[4,8]

Portfolio turnover rate	0%[12]		3%	35%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class II shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Amount represents less than 1%.

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

12	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Assets
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$1,312,837,634	—	—	$1,312,837,634
Purchased options	6,190,977	—	—	6,190,977
Total long-term investments	$1,319,028,611	—	—	$1,319,028,611
Short-term investments†	—	$4,737,000	—	4,737,000
Total investments	$1,319,028,611	$4,737,000	—	$1,323,765,611

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

14	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

(c) Fund of funds risk. Your cost of investing in the Portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Portfolio. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

However, due to the timing of when distributions are made by the Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

16	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. QS Legg Mason Global Asset Allocation, LLC (formerly Legg Mason Global Asset Allocation, LLC) (“QS LMGAA”), one of the Portfolio’s subadvisers, is responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management Strategy. Western Asset Management Company (“Western Asset”), the Portfolio’s other subadviser, is responsible for the Portfolio’s Event Risk Management Strategy and manages the Portfolio’s cash and short-term instruments. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio, including the management of cash and short-term instruments, which is provided by Western Asset.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses, to average net assets of Class I and Class II shares did not exceed 1.10% and 1.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $676,387.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$220,555,126
Sales	4,835,500

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$148,889,531
Gross unrealized depreciation	(5,061,060)
Net unrealized appreciation	$143,828,471

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$6,190,977

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	($7,012,636)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$283,023

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statement of Operations.

18	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

During the six months ended June 30, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$6,268,003

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$6,190,977	—	$6,190,977

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a service and/or distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$2,999
Class II	$63,631	3,219
Total	$63,631	$6,218

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$643,630
Class II	32,757
Total	$676,387

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class I	$240,975	$8,783,980
Class II	9,063	341,075
Total	$250,038	$9,125,055

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013

Net Realized Gains:
Class I	$14,328,708	$614,703
Class II	632,073	54,452
Total	$14,960,781	$669,155

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I
Shares sold	21,731,250	$278,401,574	65,318,600	$779,792,956
Shares issued on reinvestment	1,117,307	14,569,684	751,053	9,398,683
Shares repurchased	(4,485,306)	(57,329,533)	(6,244,300)	(74,757,289)
Net increase	18,363,251	$235,641,725	59,825,353	$714,434,350

Class II
Shares sold	652,285	$8,184,089	2,788,897	$32,560,434
Shares issued on reinvestment	49,318	641,135	31,865	395,527
Shares repurchased	(188,763)	(2,409,641)	(356,334)	(4,238,809)
Net increase	512,840	$6,415,583	2,464,428	$28,717,152

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2014. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2014.

20	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report

	Affiliate Value at December 31, 2013	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Underlying Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust —Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$142,805,484	$29,434,500	1,552,029	—	—	—	$183,544,739	—
Legg Mason Global Asset Management Trust —Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	143,007,859	29,379,989	2,639,823	—	—	$2,577,989	183,252,786	—
Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	93,234,990	20,725,451	1,378,613	$842,164	56,636	201,952	118,052,282	$(5,664)
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	143,440,753	23,776,500	116,585	2,229,485	11,397	—	184,687,718	170,515
Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	195,152,443	39,084,500	2,499,759	1,614,089	104,169	—	249,353,511	(15,089)
The Royce Fund — Royce Heritage Fund, Investment Class Shares	91,552,431	23,432,500	1,464,870	—	—	—	118,893,089	—
Western Asset Funds, Inc. —Western Asset Intermediate Bond Fund, Class IS Shares	142,694,651	37,339,757	3,382,224	—	—	1,848,757	183,185,048	—
	$951,888,611	$203,173,197		$4,685,738		$4,628,698	$1,220,969,173	$149,762

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2014 Semi-Annual Report	21

Legg Mason

QS Dynamic Multi-Strategy VIT Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten*

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent**

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective April 1, 2014, Ms. Duersten became a Trustee.
**	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Portfolio’s transfer agent.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014837 8/14 SR14-2267

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2014